Shareholder Report, Holdings (Details) - C000035521	Jul. 31, 2025
09260B630 | BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	39.00%
04045F592 | Aristotle Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	29.20%
693391559 | PIMCO Emerging Markets Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.60%
46645V279 | JPMorgan Preferred and Income Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.50%
60934N104 | Federated Hermes Government Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
46645V329 | JPMorgan Hedged Equity 3 Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
46637K281 | JPMorgan Hedged Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
46645V378 | JPMorgan Hedged Equity 2 Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cash & Equivalent60934N104
Holdings [Line Items]
Percent of Total Investments	6.30%
Fixed Income - Other04045F592
Holdings [Line Items]
Percent of Total Investments	93.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.30%